Offerings	Nov. 24, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $1.35 par value
Amount Registered | shares	199,572
Maximum Aggregate Offering Price	$ 33,927.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 4.69
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c), the proposed maximum offering price per share is $0.17, which is the average of the high and low prices of the registrant's ordinary shares on November 21, 2025, which is a date within five (5) business days prior to the filing date of this Registration Statement on Form F-3. The proposed maximum offering price per share will be determined from time to time in connection with, and at the time of, the sale by the applicable selling shareholder. The registrant will not receive any proceeds from the sale of its common shares by the selling shareholders.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	In accordance with Rule 457(i) under the Securities Act, no separate registration fee is required with respect to the warrants registered hereby.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $1.35 par value, issuable upon the exercise of the warrants
Amount Registered | shares	11,049,637
Maximum Aggregate Offering Price	$ 1,878,438.29
Fee Rate	0.01381%
Amount of Registration Fee	$ 259.41
Offering Note	See note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $1.35 per share, issuable upon the conversion of convertible Series F Preferred Shares
Amount Registered | shares	2,000,000
Maximum Aggregate Offering Price	$ 340,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 46.95
Offering Note	See note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $1.35 per share, issuable upon the conversion of convertible Series G Preferred Shares
Amount Registered | shares	12,800,000
Maximum Aggregate Offering Price	$ 2,176,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 300.51
Offering Note	See note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $1.35 per share, issuable upon the conversion of convertible Series H Preferred Shares
Amount Registered | shares	7,366,424
Maximum Aggregate Offering Price	$ 1,252,292.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 172.94
Offering Note	See note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $1.35 per share, issuable upon the conversion of convertible Series I Preferred Shares
Amount Registered | shares	10,000,000
Maximum Aggregate Offering Price	$ 1,700,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 234.77
Offering Note	See note 1.